World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2015

Dates Covered
Collections Period	06/01/15 - 06/30/15
Interest Accrual Period	06/15/15 - 07/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/15	179,740,545.78	18,293
Yield Supplement Overcollateralization Amount at 05/31/15	1,149,208.78	0
Receivables Balance at 05/31/15	180,889,754.56	18,293
Principal Payments	10,889,992.11	469
Defaulted Receivables	272,403.87	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/15	1,019,438.23	0
Pool Balance at 06/30/15	168,707,920.35	17,806

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	18.05%

Prepayment ABS Speed	1.36%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.33%
Weighted Average APR, Yield Adjusted	5.04%
Weighted Average Remaining Term	28.11

Delinquent Receivables:
Past Due 31-60 days	3,377,255.21	267
Past Due 61-90 days	905,956.33	78
Past Due 91 + days	211,885.52	23
Total	4,495,097.06	368

Total 31+ Delinquent as % Ending Pool Balance	2.66%

Recoveries	183,480.24

Aggregate Net Losses/(Gains) - June 2015	88,923.63
Current Net Loss Ratio (Annualized)	0.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.01%

Flow of Funds	$ Amount

Collections	11,716,153.08
Advances	(3,226.97)
Investment Earnings on Cash Accounts	1,199.45
Servicing Fee	(150,741.46)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,563,384.10

Distributions of Available Funds
(1) Class A Interest	103,173.44
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	1,790,551.09
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,242,074.34
(7) Distribution to Certificateholders	404,068.06
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,563,384.10

Servicing Fee	150,741.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 06/15/15	170,498,471.44
Principal Paid	11,032,625.43
Note Balance @ 07/15/15	159,465,846.01

Class A-1
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-2
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-3
Note Balance @ 06/15/15	23,888,471.44
Principal Paid	11,032,625.43
Note Balance @ 07/15/15	12,855,846.01
Note Factor @ 07/15/15	5.0022747%

Class A-4
Note Balance @ 06/15/15	127,670,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	127,670,000.00
Note Factor @ 07/15/15	100.0000000%

Class B
Note Balance @ 06/15/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	18,940,000.00
Note Factor @ 07/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	126,690.61
Total Principal Paid	11,032,625.43
Total Paid	11,159,316.04

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	12,740.52
Principal Paid	11,032,625.43
Total Paid to A-3 Holders	11,045,365.95

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1402360
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.2122020
Total Distribution Amount	12.3524380

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0495740
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.9285036
Total A-3 Distribution Amount	42.9780776

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	162.30
Noteholders' Principal Distributable Amount	837.70

Account Balances	$ Amount

Advances
Balance as of 05/31/15	42,228.71
Balance as of 06/30/15	39,001.74
Change	(3,226.97)

Reserve Account
Balance as of 06/15/15	2,310,518.58
Investment Earnings	198.84
Investment Earnings Paid	(198.84)
Deposit/(Withdrawal)	-
Balance as of 07/15/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58